Financial Risk Management - Summary of Total Financial Liabilities at Nominal Repayment Amount (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Bonds	€ 19,021	€ 19,775
Total current financial liabilities	5,913	4,756
Total	30,972	32,864
Nominal Repayment Amount [member]
Disclosure of financial liabilities [line items]
Bonds	21,021	21,775
Loans and other financial liabilities	6,320	7,570
Total	27,341	29,345
Total current financial liabilities	1,308	982
Total	28,649	30,327
Fixed interest rate [member] | Nominal Repayment Amount [member]
Disclosure of financial liabilities [line items]
Bonds	16,484	17,237
Loans and other financial liabilities	2,820	3,689
Total	19,304	20,926
Total current financial liabilities	857	282
Total	20,161	21,208
Floating interest rate [member] | Nominal Repayment Amount [member]
Disclosure of financial liabilities [line items]
Bonds	4,537	4,538
Loans and other financial liabilities	3,500	3,881
Total	8,037	8,419
Total current financial liabilities	451	700
Total	€ 8,488	€ 9,119